Long-Term Investments, Net (Details)		6 Months Ended
	May 15, 2021	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	May 24, 2023 CNY (¥)	May 24, 2023 USD ($)
Long-Term Investments, Net (Details) [Line Items]
Capital amount				¥ 39,882	$ 5,500
voting units description				Mr. Xu holds 8,036 voting units in Nassau	Mr. Xu holds 8,036 voting units in Nassau
Full impairment loss		¥ 95,000	$ 13
Advanced Life Therapeutics Co., Ltd. (“Advanced Life”) [Member]
Long-Term Investments, Net (Details) [Line Items]
Registered capital, percentage	40.00%
Equity interest	40.00%
Nassau Enterprises LLC (“Nassau”) [Member]
Long-Term Investments, Net (Details) [Line Items]
Percentage of investment, owned		19.64%	19.64%	80.36%	80.36%